Filed with the U.S. Securities and Exchange Commission May 21, 2019

1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	764	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	765	[	X	]
(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)
Copy to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue
Suite 1700
New York, NY 10103

It is proposed that this filing will become effective (check appropriate box)

[	x	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 764 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 763 on Form N‑1A filed on April 30, 2019. This PEA 764 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 763 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 764 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on May 21, 2019.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 764 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Kathleen T. Barr*	Trustee	May 21, 2019
Kathleen T. Barr

Dorothy A. Berry*	Trustee	May 21, 2019
Dorothy A. Berry

Wallace L. Cook*	Trustee	May 21, 2019
Wallace L. Cook

Eric W. Falkeis*	Trustee	May 21, 2019
Eric W. Falkeis

Carl A. Froebel*	Trustee	May 21, 2019
Carl A. Froebel

Steven J. Paggioli*	Trustee	May 21, 2019
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	May 21, 2019
Elaine E. Richards	Executive Officer

Aaron Perkovich*	Vice President, Treasurer	May 21, 2019
Aaron Perkovich	and Principal Financial and Accounting Officer

*By: /s/ Elaine E. Richards		May 21, 2019
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE